Financial result	9 Months Ended
Sep. 30, 2023
Financial result
Financial result

8. Financial result

	Three months ended September 30,
	2023	2022

	(€ in thousands)
Finance expense	(425)	(6,175)
Interest expense on lease liabilities	(286)	(33)
Interest expense from the application of the effective interest rate method	(139)	(1,475)
Expense from revaluation of derivative financial instruments	--	(4,664)
Other	--	(3)
Finance income	44	8
Interest income from term deposits	34	--
Income from revaluation of derivative financial instruments	7	--
Other	3	8
Financial result	(381)	(6,167)

	Nine months ended September 30,
	2023	2022

	(€ in thousands)
Finance expense	(1,586)	(6,333)
Interest expense on lease liabilities	(866)	(103)
Interest expense from the application of the effective interest rate method	(395)	(2,625)
Expense from revaluation of derivative financial instruments	(325)	(2,827)
Fair value valuation of financial assets	--	(773)
Other	--	(5)
Finance income	107	610
Payout of bond funds	--	77
Interest income from term deposits	100	--
Income from revaluation of derivative financial instruments	--	516
Other	7	17
Financial result	(1,479)	(5,723)